Share capital - Summary of Issued Share Capital (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023 INR (₨) shares
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance	₨ 4,808
Shares issued during the year	0		₨ 2	₨ 15
Ending balance	4,808	$ 56	4,808
Issued capital
Disclosure Of Reconciliation Of Issued Capital [line Items]
Shares issued during the year	0		0	0
Share premium
Disclosure Of Reconciliation Of Issued Capital [line Items]
Shares issued during the year	₨ 51		₨ 17	₨ 85
Ordinary Shares | Issued capital
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance, shares | shares	362,630,592	362,630,592	373,037,667	399,177,640
Shares issued during the year, shares | shares	138,553	138,553	280,940	215,000
Shares bought back, held as treasury stock | shares			(10,688,015)	(26,354,973)
Ending balance, shares | shares	362,769,145	362,769,145	362,630,592	373,037,667
Beginning balance	₨ 4,808		₨ 4,808	₨ 4,808
Shares issued during the year	0		0	0
Shares bought back, held as treasury stock amount			(0)	0
Ending balance	4,808	$ 56	4,808	4,808
Ordinary Shares | Share premium
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance	154,153		154,136	154,051
Shares issued during the year	51		17	85
Shares bought back, held as treasury stock amount			0	0
Ending balance	₨ 154,204	$ 1,805	₨ 154,153	₨ 154,136